APPENDIX I.          U.S. SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                               FORM 24F-2
                    Annual Notice of Securities Sold
                          Pursuant to Rule 24f-2

                Read instruction at end of Form before preparing Form.
                               Please print or type.

1.  Name and address of issuer:

    Davis Tax-Free High Income Fund, Inc.
    124 East Marcy Street
	Santa Fe, NM 87501

2.  Name of each series or class of funds for which this notice is filed.

    Davis Tax-Free High Income Fund, Inc., Class A, B & Y


3.  Investment Company Act File Number:

    811-3270

    Securities Act File Number:

    002-74216


4.  Last day of fiscal year for which this notice is filed:

    September 30, 1996


5. Check box if this notice is being filed more than 180 days after the close of the issuers fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:

                                                           /  /



6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see instruction A.6):




7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year.

    None


8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2.

    None


9. Number and aggregate sale price of securities sold during the fiscal year:

    1,794,490            $ 16,055,456

10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

    1,794,490            $ 16,055,456


11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):

      569,432            $  5,177,267


12.  Calculation of registration fee:

       (i)  Aggregate sale price of securities sold during the fiscal
            year in reliance on rule 24f-2 (from Item 10):   $ 16,305,856
			                                                 ____________

      (ii)  Aggregate price of shares issued in connection with
            dividend reinvestment plans (from Item 11, if applicable):
		                                                     +  5,177,267
															 ____________

     (iii)  Aggregate price of shares redeemed or repurchased during the
            fiscal year (if applicable):                     - 38,525,016
															 ____________

      (iv)  Aggregate price of shares redeemed or repurchased and previously applied as a reduction to filing fees pursuant to rule 24e-2
            (if applicable):                                 +       None
															 ____________

       <v)  Net aggregate price of securities sold and issued during the fiscal year in reliance on rule 24f-2 line i), plus line (ii), less
            line (iii), plus line (iv) (if applicable):      $(17,041,893)
			                                                 ____________

      (vi) Multiplier prescribed by Section 6(b) of the Securities Act of 1933 or other applicable law or regulation (see instruction C.6):

			                                                 x     1/2900
															 ____________

     (vii)  Fee due line (i) or lines (v) multiplied by line (vi):

	                                                         $     -0-
															 ____________
															 ____________

Instruction:  Issuers should complete lines (ii), (iii), (iv), and (v) only if the form is being files within 60 days after the close of the issuer's fiscal year. See Instruction C.3.

13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other procedures (17CFR 202.3a)

	                                                            / /

Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:






                                     SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Carl R. Luff
                        ----------------------------
                             Carl R. Luff
							 Treasurer

Date 11/26/96
     -------

Please print the name and title of the signing officer below the signature.

Exhibit:  Opinion of Counsel dated  October 3, 1996
                                   -----------------